INVENTORIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Handsets and accessories	₽ 15,201	₽ 12,827
Advertising and other materials	1,934	964
Spare parts for telecommunication equipment	180	110
SIM cards and prepaid phone cards	853	726
TV equipment for resale	449	425
Software and equipment for installation and resale	364	152
Total inventories	₽ 18,981	₽ 15,204
Expected utilization after year end of spare parts for telecommunication equipment, in months	12 months